Financial Instruments - Disclosure Details Of Fund Balances Of The Entity (Details) - BRAZIL - Vinci Monalisa FIM Credito Privado IE [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ 1,057,547	R$ 1,233,828
Real Estate [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	220,617	137,519
Mutual funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	743,479	1,080,108
Private equity funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	70,367	18,768
Other assets/liabilities [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ 23,084	R$ (2,567)